Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Policy. In 2024, the Company adopted an Equity Award Grant Policy (the "Policy"). Although the Company does not currently issue stock options to its officers, employees or independent Directors (and has not since 2006), the Policy generally prohibits the granting of stock options or option-like instruments when the Company is in possession of material non-public information. It also sets forth the Company's current process for the awarding of non-option equity grants including annual grants to employees and independent Directors. In the event the Company were to change its practice and issue stock options or other option-like instruments, any such grant will generally be made when material non-public information, as described in the Company's Insider Trading Policy, has been sufficiently publicly disclosed by means of a filing with the Securities and Exchange Commission ("SEC"), a press release or other disclosure that satisfies the requirements for public disclosure of Regulation FD (Fair Disclosure) of the Exchange Act. For non-option equity awards to employees and officers, the grant will be made at the MD&C Committee's regularly-scheduled February meeting of each calendar year, unless circumstances arise where the MD&C Committee, or the Board determines it is advisable to grant the awards at another time as it may decide in its sole discretion. For non-option equity awards to independent Directors, the grant will be made on the first business day following the Annual Meeting (except for an independent Director who is appointed on a date other than the date of the annual grant, in which case the grant will be made on the date of the independent Director's first appointment). For non-option equity awards to employee and officer new hires and special grants to existing employees and officers, the grant will generally be made on the date of hire or promotion or event, as applicable, subject to the MD&C Committee's discretion.
Award Timing Method	In the event the Company were to change its practice and issue stock options or other option-like instruments, any such grant will generally be made when material non-public information, as described in the Company's Insider Trading Policy, has been sufficiently publicly disclosed by means of a filing with the Securities and Exchange Commission ("SEC"), a press release or other disclosure that satisfies the requirements for public disclosure of Regulation FD (Fair Disclosure) of the Exchange Act. For non-option equity awards to employees and officers, the grant will be made at the MD&C Committee's regularly-scheduled February meeting of each calendar year, unless circumstances arise where the MD&C Committee, or the Board determines it is advisable to grant the awards at another time as it may decide in its sole discretion. For non-option equity awards to independent Directors, the grant will be made on the first business day following the Annual Meeting (except for an independent Director who is appointed on a date other than the date of the annual grant, in which case the grant will be made on the date of the independent Director's first appointment). For non-option equity awards to employee and officer new hires and special grants to existing employees and officers, the grant will generally be made on the date of hire or promotion or event, as applicable, subject to the MD&C Committee's discretion.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In 2024, the Company adopted an Equity Award Grant Policy (the "Policy"). Although the Company does not currently issue stock options to its officers, employees or independent Directors (and has not since 2006), the Policy generally prohibits the granting of stock options or option-like instruments when the Company is in possession of material non-public information. It also sets forth the Company's current process for the awarding of non-option equity grants including annual grants to employees and independent Directors. In the event the Company were to change its practice and issue stock options or other option-like instruments, any such grant will generally be made when material non-public information, as described in the Company's Insider Trading Policy, has been sufficiently publicly disclosed by means of a filing with the Securities and Exchange Commission ("SEC"), a press release or other disclosure that satisfies the requirements for public disclosure of Regulation FD (Fair Disclosure) of the Exchange Act.
MNPI Disclosure Timed for Compensation Value	false